Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2015
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)

Net income	$3,224

Dividends on non-vested restricted stock	(67)

Net income allocated to stockholders	3,157

Basic earnings per share
Income available to common stockholders	––	4,856,735	$0.65

Effect of dilutive securities
Restricted stock awards	––	76,421

Diluted earnings per share
Income available to common stockholders and assumed conversions	$3,157	4,933,156	$0.64

	Year Ended December 31, 2014
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)

Net income	$2,651

Dividends on non-vested restricted stock	(55)

Net income allocated to stockholders	2,596

Basic earnings per share
Income available to common stockholders	––	4,846,219	$0.54

Effect of dilutive securities
Restricted stock awards	––	78,026

Diluted earnings per share
Income available to common stockholders and assumed conversions	$2,596	4,924,245	$0.53